As filed with the Securities and Exchange Commission on July 25, 1997
                                         Registration No. 2-96605
                                                         811-4070

               SECURITIES AND EXCHANGE COMMISSION
                     Washington, D.C. 20549

                POST EFFECTIVE AMENDMENT NO. 12
                               to
                            FORM S-6
    REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

          INDEPENDENCE VARIABLE LIFE SEPARATE ACCOUNT
(NAMED KEYPORT AMERICA VARIABLE LIFE SEPARATE ACCOUNT BEFORE 10/13/95)
                     (Exact Name of Trust)

             INDEPENDENCE LIFE AND ANNUITY COMPANY
 (NAMED KEYPORT AMERICA LIFE INSURANCE COMPANY BEFORE 10/13/95)
                      (Name of Depositor)

                125 High Street Boston, MA 02110
            (Address of Principal Executive Offices)
         Registrant's Telephone Number: (617) 526-1400

James J. Klopper, Vice President        Copy to:
and Counsel                             Joan E. Boros, Esq.
Independence Life and Annuity Company   Katten Muchin & Zavis
125  High Street                        1025 Thomas Jefferson Street, N.W.
Boston, MA 02110                        Washington, D.C. 20007
(Name and Address of
Agent for service)

It is proposed that this filing will become effective (check appropriate box):

  [X]  immediately upon filing pursuant to paragraph (b) of Rule 485
  [ ]  on (date) pursuant to paragraph (b) of Rule 485
  [ ]  60 days after filing pursuant to paragraph (a)(1) of Rule 485
  [ ]  on (date), pursuant to paragraph (a)(1) of Rule 485

Check box if it is proposed that the filing will become effective on (date)
at (time) pursuant to Rule 487   [ ]

Pursuant  to  Rule  24f-2  of  the Investment  Company  Act  of  1940,  the
Registrant has registered an indefinite amount of securities under the Securities Act of 1933. The Registrant filed the 24f-2 Notice for the year ended December 31, 1996 on February 28, 1997.


This Amendment No. 12 to the Registration Statement on Form S-6 which initially became effective on July 15, 1985 (the "Registration Statement") relates only to the represention included herein and does not otherwise delete, amend, or supersede any information contained in Post-Effective Amendment No. 11 to the Registration Statement.

Financial Statements are not included in this Post-Effective Amendment to the Registration Statement. Financial statements are provided to policyholders each year pursuant to the requirements as set forth in the SEC no-action response to Great-West Life and Annuity Co. (pub. avail. October 23, 1990) upon which Registrant is relying.


                                  PART II

                        UNDERTAKING TO FILE REPORTS

     Subject to the terms and conditions of Section 15(d) of the Securities Exchange Act of 1934, the undersigned registrant hereby undertakes to file with the Securities and Exchange Commission such supplementary and periodic information, documents, and reports as may be prescribed by any rule or regulation of the Commission heretofore or hereafter duly adopted pursuant to authority conferred in that section.


Representation

      Depositor represents that the fees and charges deducted under the contract, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by the Depositor. Further, this representation applies to each form of the contract described in a prospectus and statement of additional information included in this registration statement.


                              SIGNATURES


   Pursuant to the requirements of the Securities Act of 1933, the registrant, Independence America Variable Life Separate Account and Independence Life and Annuity Company, certifies that it meets all of the requirements for effectiveness of this Amended Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Amended Registration Statement to be signed on its behalf by the undersigned thereunto duly authorized, and its seal to be hereunto affixed and attested, all in the city of Boston, Massachusetts, on the 25th day of July, 1997.

                         INDEPENDENCE VARIABLE LIFE SEPARATE ACCOUNT
         (Named Keyport America Variable Life Separate Account before 10/13/94)
                                       (Registrant)


                         By: INDEPENDENCE LIFE AND ANNUITY COMPANY
               (Named Keyport America Life Insurance Company before 10/13/94)
                                       (Depositor)


                         By: /s/John W. Rosensteel
                             John W. Rosensteel
                             President



*BY: /s/James J. Klopper           July 25, 1997
     James J. Klopper              Date
     Attorney-in-Fact

* James J. Klopper has signed this document on the indicated date on behalf of Mr. Rosensteel pursuant to power of attorney duly executed by him and included as part of Exhibit 1.A.(7) in Post-Effective Amendment No. 11 to the Registration Statement on Form S-6 filed on or about April 28, 1995 (File Nos. 2-96605; 811-4070).


   Pursuant to the requirements of the Securities Act of 1933, this Amended Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.



John W. Rosensteel*                       John W. Rosensteel*
John W. Rosensteel                        John W. Rosensteel
Chairman of the Board                     President & Principal
                                          Executive Officer


Paul H. LeFevre, Jr.*                     Paul H. LeFevre, Jr.*
Paul H. LeFevre, Jr.                      Paul H. LeFevre, Jr.
Director                                  Senior Vice President &
                                          Principal Financial Officer


John E. Arant, III*
John E. Arant, III
Director




*By: /s/James J. Klopper           July 25, 1997
     James J. Klopper               Date
     Attorney-in-Fact



* James J. Klopper has signed this document on the indicated date on behalf of each of the above Directors and Officers of the Depositor pursuant to powers of attorney duly executed by such persons and included as Exhibit 1.A.(7) in Post-Effective Amendment No. 11 to the Registration Statement on Form S-6 filed on or about April 28, 1995 (File Nos. 2-96605; 811-4070).